Expense Example	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	120	424	749	1,671	151	516	907	2,000	80	249	433	966	110	343	595	1,317	76	262	465	1,050	82	255	444	990	73	227	395	883	85	286	505	1,134	54	302	569	1,332	88	298	526	1,180	85	308	549	1,241	64	254	459	1,050	106	372	657	1,472	118	392	686	1,524	115	402	710	1,584	95	344	612	1,378